EMPLOYEE OPTION PLANS (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 ILS	Apr. 30, 2010 USD ($)	Jan. 31, 2009 ILS	Dec. 31, 2011	Dec. 31, 2013	Mar. 31, 2008	Mar. 31, 2011 Chief Executive Officer [Member] USD ($)	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Employee and Officer Share Option Plan [Member]	Mar. 31, 2011 Employee and Officer Share Option Plan [Member]	Dec. 31, 2013 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2012 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2011 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2013 Matrix It Ltd [Member] USD ($)	Dec. 31, 2012 Matrix It Ltd [Member] USD ($)	Dec. 31, 2011 Matrix It Ltd [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						1,122,782		400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										10 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 16.65		$ 2.34					$ 16.34					$ 6	$ 4	$ 1.88
Ordinary shares outstanding		543,840	543,840											703,110	1,157,385
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options														$ 423			$ 105
Granted - Weighted average exercise price	$ 0.01		0.01		0.01									$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					396,000
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares													545,000
Common Stock, Capital Shares Reserved for Future Issuance												1,200,000
Exercisable - Aggregate intrinsic value														2,219	572	2,197	380	376	738
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Value		$ 9,055		$ 926					$ 18,347
Redemption of shares (in shares)	543,840					543,840
Common Stock, Shares Held in Employee Trust, Shares							1,122,782